UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2024

Date of reporting period:	3/31/2024

Item 1 – Reports to Stockholders

PGIM JENNISON SMALL COMPANY FUND

SEMIANNUAL REPORT

MARCH 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Small Company Fund informative and useful. The report covers performance for the six-month period ended March 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Small Company Fund

May 15, 2024

PGIM Jennison Small Company Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	20.84	9.20	10.72	8.64	—

Class C	20.30	13.60	11.12	8.47	—

Class R	20.75	15.32	11.76	9.04	—

Class Z	21.04	15.94	12.36	9.59	—

Class R2	20.79	15.51	11.93	N/A	9.61 (11/28/2017)

Class R4	20.96	15.76	12.22	N/A	9.90 (11/28/2017)

Class R6	21.15	16.08	12.48	9.76	—

Russell 2500 Index

	21.20	21.43	9.90	8.84	—

S&P SmallCap 600 Index

	17.95	15.93	9.15	8.80	—

Average Annual Total Returns as of 3/31/24 Since Inception (%)

Class R2, Class R4 (11/28/2017)

Russell 2500 Index	8.50

S&P SmallCap 600 Index	7.42

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 2500 Index—The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index.

S&P SmallCap 600 Index*—The S&P SmallCap 600 Index is an unmanaged, capital-weighted index of 600 smaller company US common stocks that cover all industry sectors. It gives a broad look at how US small-cap stock prices have performed.

*The S&P SmallCap 600 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Small Company Fund 5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 3/31/24

Ten Largest Holdings	Line of Business	% of Net Assets

Targa Resources Corp.	Oil, Gas & Consumable Fuels	2.2%

Kirby Corp.	Marine Transportation	2.0%

Performance Food Group Co.	Consumer Staples Distribution & Retail	1.9%

Sprout Social, Inc. (Class A Stock)	Software	1.9%

Saia, Inc.	Ground Transportation	1.9%

Markel Group, Inc.	Insurance	1.8%

East West Bancorp, Inc.	Banks	1.7%

Churchill Downs, Inc.	Hotels, Restaurants & Leisure	1.6%

Burlington Stores, Inc.	Specialty Retail	1.6%

Gaming & Leisure Properties, Inc.	Specialized REITs	1.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Small Company Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small Company Fund		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,208.40	1.14%	$ 6.29

	Hypothetical	$1,000.00	$1,019.30	1.14%	$ 5.76

Class C	Actual	$1,000.00	$1,203.00	2.01%	$11.07

	Hypothetical	$1,000.00	$1,014.95	2.01%	$10.13

Class R	Actual	$1,000.00	$1,207.50	1.32%	$ 7.28

	Hypothetical	$1,000.00	$1,018.40	1.32%	$ 6.66

Class Z	Actual	$1,000.00	$1,210.40	0.81%	$ 4.48

	Hypothetical	$1,000.00	$1,020.95	0.81%	$ 4.09

Class R2	Actual	$1,000.00	$1,207.90	1.18%	$ 6.51

	Hypothetical	$1,000.00	$1,019.10	1.18%	$ 5.96

Class R4	Actual	$1,000.00	$1,209.60	0.93%	$ 5.14

	Hypothetical	$1,000.00	$1,020.35	0.93%	$ 4.70

Class R6	Actual	$1,000.00	$1,211.50	0.69%	$ 3.81

	Hypothetical	$1,000.00	$1,021.55	0.69%	$ 3.49

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 96.4%

COMMON STOCKS

Automobiles 0.0%

Electric Last Mile Solutions, Inc.*	760,000	$45,600

Banks 7.2%

BankUnited, Inc.	795,140	22,263,920
Brookline Bancorp, Inc.	2,236,785	22,278,379
East West Bancorp, Inc.	684,692	54,165,984
Eastern Bankshares, Inc.	1,168,509	16,102,054
First Bancorp	436,989	15,784,043
First Interstate BancSystem, Inc. (Class A Stock)	346,079	9,416,810
Heritage Financial Corp.	292,817	5,677,722
Hilltop Holdings, Inc.	298,010	9,333,673
Pinnacle Financial Partners, Inc.	342,588	29,421,457
Western Alliance Bancorp	568,496	36,491,758
Wintrust Financial Corp.	96,345	10,057,454

		230,993,254

Biotechnology 5.9%

Apellis Pharmaceuticals, Inc.*	501,930	29,503,445
Arcutis Biotherapeutics, Inc.*(a)	2,846,856	28,212,343
Cabaletta Bio, Inc.*	1,286,536	21,948,304
Celldex Therapeutics, Inc.*	115,955	4,866,631
Crinetics Pharmaceuticals, Inc.*	617,800	28,919,218
Krystal Biotech, Inc.*	154,478	27,486,271
Kyverna Therapeutics, Inc.*(a)	417,342	10,366,775
Natera, Inc.*	173,237	15,844,256
Tourmaline Bio, Inc.	236,782	5,422,308
Vaxcyte, Inc.*	252,938	17,278,195

		189,847,746

Building Products 1.0%

Hayward Holdings, Inc.*(a)	1,592,110	24,375,204
Trex Co., Inc.*	65,259	6,509,585

		30,884,789

Capital Markets 2.1%

AllianceBernstein Holding LP, MLP	629,474	21,867,927
AssetMark Financial Holdings, Inc.*	1,039,549	36,810,430
Bridge Investment Group Holdings, Inc. (Class A Stock)	1,485,100	10,172,935

		68,851,292

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals 0.9%

Avient Corp.	701,021	$30,424,311

Commercial Services & Supplies 1.6%

ACV Auctions, Inc. (Class A Stock)*	1,689,331	31,708,743
VSE Corp.(a)	245,096	19,607,680

		51,316,423

Construction & Engineering 1.4%

Great Lakes Dredge & Dock Corp.*	1,681,755	14,715,356
WillScot Mobile Mini Holdings Corp.*	648,593	30,159,575

		44,874,931

Consumer Staples Distribution & Retail 1.9%

Performance Food Group Co.*	824,183	61,517,019

Containers & Packaging 0.8%

Avery Dennison Corp.	75,488	16,852,696
Crown Holdings, Inc.	122,049	9,673,604

		26,526,300

Diversified Telecommunication Services 0.5%

Cogent Communications Holdings, Inc.	254,901	16,652,682

Electrical Equipment 0.6%

Regal Rexnord Corp.	100,558	18,110,496

Electronic Equipment, Instruments & Components 0.5%

Cognex Corp.	381,869	16,198,883

Energy Equipment & Services 1.2%

Weatherford International PLC*	348,668	40,243,261

Financial Services 4.1%

AvidXchange Holdings, Inc.*	759,532	9,987,846
Essent Group Ltd.	334,730	19,919,782
Flywire Corp.*	837,725	20,783,957
Shift4 Payments, Inc. (Class A Stock)*(a)	763,683	50,456,536
WEX, Inc.*	127,334	30,245,645

		131,393,766

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products 2.7%

Adecoagro SA (Brazil)	3,211,580	$35,391,612
Darling Ingredients, Inc.*	655,071	30,467,352
Freshpet, Inc.*	116,197	13,462,584
Lamb Weston Holdings, Inc.	60,687	6,464,986

		85,786,534

Ground Transportation 1.9%

Saia, Inc.*	102,063	59,706,855

Health Care Equipment & Supplies 1.6%

Inspire Medical Systems, Inc.*(a)	121,938	26,191,063
Tandem Diabetes Care, Inc.*	749,785	26,549,887

		52,740,950

Health Care Providers & Services 3.9%

Acadia Healthcare Co., Inc.*	559,647	44,335,235
Molina Healthcare, Inc.*	116,637	47,917,979
Progyny, Inc.*	835,472	31,873,257

		124,126,471

Hotel & Resort REITs 0.5%

Summit Hotel Properties, Inc.	2,641,097	17,193,541

Hotels, Restaurants & Leisure 2.6%

Bloomin’ Brands, Inc.(a)	427,007	12,246,561
Cava Group, Inc.*(a)	277,639	19,448,612
Churchill Downs, Inc.	415,022	51,358,972
Domino’s Pizza, Inc.	1,775	881,962

		83,936,107

Household Durables 1.7%

Century Communities, Inc.	211,614	20,420,751
Toll Brothers, Inc.	258,804	33,481,474

		53,902,225

Industrial REITs 1.4%

Plymouth Industrial REIT, Inc.	1,977,187	44,486,708

Insurance 4.6%

Axis Capital Holdings Ltd.	530,381	34,485,373

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

James River Group Holdings Ltd.	349,998	$3,254,981
Markel Group, Inc.*	38,136	58,023,161
RenaissanceRe Holdings Ltd. (Bermuda)	108,215	25,433,772
Ryan Specialty Holdings, Inc.	289,693	16,077,962
Skyward Specialty Insurance Group, Inc.*	303,725	11,362,352

		148,637,601

IT Services 0.7%

Fastly, Inc. (Class A Stock)*(a)	397,469	5,155,173
Globant SA*	89,589	18,088,019

		23,243,192

Leisure Products 0.9%

Brunswick Corp.(a)	314,173	30,323,978

Life Sciences Tools & Services 0.1%

Fortrea Holdings, Inc.*	79,395	3,186,915

Machinery 4.4%

Enerpac Tool Group Corp.	1,164,807	41,537,018
Enpro, Inc.	213,615	36,051,803
Gates Industrial Corp. PLC*	423,004	7,491,401
RBC Bearings, Inc.*	34,930	9,443,325
Trinity Industries, Inc.	1,698,581	47,305,481

		141,829,028

Marine Transportation 2.0%

Kirby Corp.*	683,246	65,127,009

Metals & Mining 3.5%

B2Gold Corp. (Canada)	1,688,372	4,406,651
Constellium SE*	2,182,257	48,249,702
Eldorado Gold Corp. (Turkey)*	1,241,354	17,465,851
ERO Copper Corp. (Brazil)*(a)	1,374,780	26,510,098
Materion Corp.	118,813	15,653,613

		112,285,915

Mortgage Real Estate Investment Trusts (REITs) 1.0%

Ladder Capital Corp.	2,865,405	31,891,958

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities 1.8%

CenterPoint Energy, Inc.	575,737	$16,402,747
NiSource, Inc.	1,502,033	41,546,233

		57,948,980

Office REITs 0.8%

Cousins Properties, Inc.	1,079,731	25,956,733

Oil, Gas & Consumable Fuels 4.2%

Chord Energy Corp.	128,724	22,943,766
Permian Resources Corp.	2,457,292	43,395,777
Targa Resources Corp.	629,975	70,550,900

		136,890,443

Passenger Airlines 0.0%

Sun Country Airlines Holdings, Inc.*	56,759	856,493

Personal Care Products 0.5%

elf Beauty, Inc.*	76,824	15,059,809

Pharmaceuticals 0.4%

Tarsus Pharmaceuticals, Inc.*	354,289	12,878,405

Professional Services 4.0%

ASGN, Inc.*	304,965	31,948,133
Huron Consulting Group, Inc.*	236,141	22,815,944
KBR, Inc.	755,417	48,089,846
Korn Ferry	392,022	25,779,367

		128,633,290

Real Estate Management & Development 0.4%

Howard Hughes Holdings, Inc.*	143,804	10,443,046
Marcus & Millichap, Inc.	92,588	3,163,732

		13,606,778

Residential REITs 1.0%

Independence Realty Trust, Inc.	1,951,317	31,474,743

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs 0.6%

Retail Opportunity Investments Corp.	433,326	$5,555,239
Urban Edge Properties	819,615	14,154,751

		19,709,990

Semiconductors & Semiconductor Equipment 3.9%

Astera Labs, Inc.*(a)	74,636	5,537,245
Credo Technology Group Holding Ltd.*	1,111,815	23,559,360
Impinj, Inc.*(a)	55,514	7,128,552
Tower Semiconductor Ltd. (Israel)*	1,238,942	41,442,610
Universal Display Corp.	287,298	48,395,348

		126,063,115

Software 8.0%

Appfolio, Inc. (Class A Stock)*	52,188	12,876,867
Clear Secure, Inc. (Class A Stock)(a)	337,519	7,179,029
CyberArk Software Ltd.*	86,655	23,018,168
Descartes Systems Group, Inc. (The) (Canada)*	125,744	11,509,348
DoubleVerify Holdings, Inc.*	549,806	19,331,179
Intapp, Inc.*	330,013	11,319,446
LiveRamp Holdings, Inc.*	673,753	23,244,479
Procore Technologies, Inc.*	413,482	33,975,816
PTC, Inc.*	98,311	18,574,880
Q2 Holdings, Inc.*	689,945	36,263,509
Sprout Social, Inc. (Class A Stock)*(a)	1,004,215	59,961,678

		257,254,399

Specialized REITs 2.1%

Gaming & Leisure Properties, Inc.	1,100,061	50,679,810
National Storage Affiliates Trust	445,215	17,434,620

		68,114,430

Specialty Retail 2.4%

Boot Barn Holdings, Inc.*(a)	181,862	17,304,169
Burlington Stores, Inc.*	218,280	50,682,433
Five Below, Inc.*	46,420	8,419,660

		76,406,262

Textiles, Apparel & Luxury Goods 2.1%

Kontoor Brands, Inc.(a)	162,346	9,781,347

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)

On Holding AG (Switzerland) (Class A Stock)*(a)	799,771	$28,295,898
Ralph Lauren Corp.(a)	153,932	28,902,272

		66,979,517

Trading Companies & Distributors 1.0%

Herc Holdings, Inc.	191,398	32,212,283

TOTAL LONG-TERM INVESTMENTS (cost $2,400,009,232)		3,106,331,410

SHORT-TERM INVESTMENTS 11.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	111,369,637	111,369,637
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $243,357,425; includes $242,465,068 of cash collateral for securities on loan)(b)(wb)	243,573,706	243,451,920

TOTAL SHORT-TERM INVESTMENTS (cost $354,727,062)		354,821,557

TOTAL INVESTMENTS 107.4% (cost $2,754,736,294)		3,461,152,967
Liabilities in excess of other assets (7.4)%		(238,073,408)

NET ASSETS 100.0%		$3,223,079,559

Below is a list of the abbreviation(s) used in the semiannual report:

LP—Limited Partnership

MLP—Master Limited Partnership

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $238,978,646; cash collateral of $242,465,068 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 15

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$45,600	$—	$—
Banks	230,993,254	—	—
Biotechnology	189,847,746	—	—
Building Products	30,884,789	—	—
Capital Markets	68,851,292	—	—
Chemicals	30,424,311	—	—
Commercial Services & Supplies	51,316,423	—	—
Construction & Engineering	44,874,931	—	—
Consumer Staples Distribution & Retail	61,517,019	—	—
Containers & Packaging	26,526,300	—	—
Diversified Telecommunication Services	16,652,682	—	—
Electrical Equipment	18,110,496	—	—
Electronic Equipment, Instruments & Components	16,198,883	—	—
Energy Equipment & Services	40,243,261	—	—
Financial Services	131,393,766	—	—
Food Products	85,786,534	—	—
Ground Transportation	59,706,855	—	—
Health Care Equipment & Supplies	52,740,950	—	—
Health Care Providers & Services	124,126,471	—	—
Hotel & Resort REITs	17,193,541	—	—
Hotels, Restaurants & Leisure	83,936,107	—	—
Household Durables	53,902,225	—	—
Industrial REITs	44,486,708	—	—
Insurance	148,637,601	—	—
IT Services	23,243,192	—	—
Leisure Products	30,323,978	—	—
Life Sciences Tools & Services	3,186,915	—	—
Machinery	141,829,028	—	—
Marine Transportation	65,127,009	—	—
Metals & Mining	112,285,915	—	—
Mortgage Real Estate Investment Trusts (REITs)	31,891,958	—	—
Multi-Utilities	57,948,980	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Office REITs	$25,956,733	$—	$—
Oil, Gas & Consumable Fuels	136,890,443	—	—
Passenger Airlines	856,493	—	—
Personal Care Products	15,059,809	—	—
Pharmaceuticals	12,878,405	—	—
Professional Services	128,633,290	—	—
Real Estate Management & Development	13,606,778	—	—
Residential REITs	31,474,743	—	—
Retail REITs	19,709,990	—	—
Semiconductors & Semiconductor Equipment	126,063,115	—	—
Software	257,254,399	—	—
Specialized REITs	68,114,430	—	—
Specialty Retail	76,406,262	—	—
Textiles, Apparel & Luxury Goods	66,979,517	—	—
Trading Companies & Distributors	32,212,283	—	—
Short-Term Investments
Affiliated Mutual Funds	354,821,557	—	—

Total	$3,461,152,967	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2024 were as follows:

Affiliated Mutual Funds (7.5% represents investments purchased with collateral from securities on loan)	11.0%
Software	8.0
Banks	7.2
Biotechnology	5.9
Insurance	4.6
Machinery	4.4
Oil, Gas & Consumable Fuels	4.2
Financial Services	4.1
Professional Services	4.0
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.9
Metals & Mining	3.5
Food Products	2.7
Hotels, Restaurants & Leisure	2.6
Specialty Retail	2.4
Capital Markets	2.1

Specialized REITs	2.1%
Textiles, Apparel & Luxury Goods	2.1
Marine Transportation	2.0
Consumer Staples Distribution & Retail	1.9
Ground Transportation	1.9
Multi-Utilities	1.8
Household Durables	1.7
Health Care Equipment & Supplies	1.6
Commercial Services & Supplies	1.6
Construction & Engineering	1.4
Industrial REITs	1.4
Energy Equipment & Services	1.2
Trading Companies & Distributors	1.0
Mortgage Real Estate Investment Trusts (REITs)	1.0
Residential REITs	1.0
Building Products	1.0
Chemicals	0.9
Leisure Products	0.9

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 17

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Industry Classification (continued):

Containers & Packaging	0.8%
Office REITs	0.8
IT Services	0.7
Retail REITs	0.6
Electrical Equipment	0.6
Hotel & Resort REITs	0.5
Diversified Telecommunication Services	0.5
Electronic Equipment, Instruments & Components	0.5
Personal Care Products	0.5
Real Estate Management & Development	0.4
Pharmaceuticals	0.4

Life Sciences Tools & Services	0.1%
Passenger Airlines	0.0 *
Automobiles	0.0 *

107.4
Liabilities in excess of other assets	(7.4)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$238,978,646	$(238,978,646)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of March 31, 2024

Assets

Investments at value, including securities on loan of $238,978,646:
Unaffiliated investments (cost $2,400,009,232)	$3,106,331,410
Affiliated investments (cost $354,727,062)	354,821,557
Cash	1,420,404
Receivable for investments sold	28,623,213
Receivable for Fund shares sold	4,012,383
Dividends receivable	2,783,343
Tax reclaim receivable	59,498
Prepaid expenses	3,663

Total Assets	3,498,055,471

Liabilities

Payable to broker for collateral for securities on loan	242,465,068
Payable for investments purchased	26,276,505
Payable for Fund shares purchased	3,040,227
Management fee payable	1,767,212
Accrued expenses and other liabilities	1,195,297
Distribution fee payable	181,278
Affiliated transfer agent fee payable	50,325

Total Liabilities	274,975,912

Net Assets	$3,223,079,559

Net assets were comprised of:
Common stock, at par	$1,413,683
Paid-in capital in excess of par	2,569,638,103
Total distributable earnings (loss)	652,027,773

Net assets, March 31, 2024	$3,223,079,559

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 19

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2024

Class A

Net asset value and redemption price per share,
($472,810,512 ÷ 23,330,526 shares of common stock issued and outstanding)	$20.27
Maximum sales charge (5.50% of offering price)	1.18

Maximum offering price to public	$21.45

Class C

Net asset value, offering price and redemption price per share,
($11,063,093 ÷ 408,589 shares of common stock issued and outstanding)	$27.08

Class R

Net asset value, offering price and redemption price per share,
($123,297,233 ÷ 6,524,142 shares of common stock issued and outstanding)	$18.90

Class Z

Net asset value, offering price and redemption price per share,
($438,806,907 ÷ 18,225,549 shares of common stock issued and outstanding)	$24.08

Class R2

Net asset value, offering price and redemption price per share,
($19,666,552 ÷ 866,805 shares of common stock issued and outstanding)	$22.69

Class R4

Net asset value, offering price and redemption price per share,
($3,431,024 ÷ 148,661 shares of common stock issued and outstanding)	$23.08

Class R6

Net asset value, offering price and redemption price per share,
($2,154,004,238 ÷ 91,864,061 shares of common stock issued and outstanding)	$23.45

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $20,189 foreign withholding tax)	$18,521,793
Affiliated dividend income	2,777,930
Income from securities lending, net (including affiliated income of $469,637)	1,089,374

Total income	22,389,097

Expenses
Management fee	9,630,901
Distribution fee(a)	1,144,640
Shareholder servicing fees(a)	9,680
Transfer agent’s fees and expenses (including affiliated expense of $132,197)(a)	682,006
Custodian and accounting fees	85,622
Shareholders’ reports	65,556
Registration fees(a)	52,021
Professional fees	26,604
Directors’ fees	22,452
Audit fee	12,878
Miscellaneous	25,692

Total expenses	11,758,052
Less: Fee waiver and/or expense reimbursement(a)	(16,073)
Distribution fee waiver(a)	(140,831)

Net expenses	11,601,148

Net investment income (loss)	10,787,949

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $58,358)	(26,054,268)
Foreign currency transactions	483

(26,053,785)

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(17,744))	577,011,812

Net gain (loss) on investment and foreign currency transactions	550,958,027

Net Increase (Decrease) In Net Assets Resulting From Operations	$561,745,976

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	649,811	51,747	422,492	—	20,590	—	—
Shareholder servicing fees	—	—	—	—	8,236	1,444	—
Transfer agent’s fees and expenses	338,196	9,933	75,198	222,110	21,882	2,139	12,548
Registration fees	8,460	7,140	3,292	13,581	3,292	2,917	13,339
Fee waiver and/or expense reimbursement	—	—	—	—	(13,130)	(2,943)	—
Distribution fee waiver	—	—	(140,831)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 21

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2024	Year Ended September 30, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$10,787,949	$21,741,030
Net realized gain (loss) on investment and foreign currency transactions	(26,053,785)	(25,093,935)
Net change in unrealized appreciation (depreciation) on investments	577,011,812	192,672,577

Net increase (decrease) in net assets resulting from operations	561,745,976	189,319,672

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,678,509)	(18,142,082)
Class C	—	(395,179)
Class R	(343,653)	(4,996,511)
Class Z	(2,025,582)	(13,913,313)
Class R2	(50,330)	(190,361)
Class R4	(13,092)	(31,240)
Class R6	(11,887,716)	(66,802,691)

	(15,998,882)	(104,471,377)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	259,257,701	529,726,720
Net asset value of shares issued in reinvestment of dividends and distributions	15,390,868	102,069,673
Cost of shares purchased	(308,184,229)	(593,103,253)

Net increase (decrease) in net assets from Fund share transactions	(33,535,660)	38,693,140

Total increase (decrease)	512,211,434	123,541,435

Net Assets:

Beginning of period	2,710,868,125	2,587,326,690

End of period	$3,223,079,559	$2,710,868,125

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.84		$16.38	$28.33	$20.68	$21.08		$26.83
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.08	0.01	(0.10)	(0.04	)(b)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.46		1.08	(3.78)	11.23	1.55		(1.94)
Total from investment operations	3.50		1.16	(3.77)	11.13	1.51		(2.00)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		-	(0.08)	-	-		(0.05)
Distributions from net realized gains	-		(0.70)	(8.10)	(3.48)	(1.91)		(3.70)
Total dividends and distributions	(0.07)		(0.70)	(8.18)	(3.48)	(1.91)		(3.75)
Net asset value, end of period	$20.27		$16.84	$16.38	$28.33	$20.68		$21.08
Total Return(c):	20.84%		6.93%	(20.52)%	58.28%	7.29%		(5.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$472,811		$411,858	$438,659	$616,160	$447,491		$520,351
Average net assets (000)	$433,208		$453,234	$553,509	$575,482	$449,980		$577,174
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.14	%(e)	1.15%	1.14%	1.13%	1.18%		1.17%
Expenses before waivers and/or expense reimbursement	1.14	%(e)	1.15%	1.14%	1.13%	1.18%		1.17%
Net investment income (loss)	0.41	%(e)	0.43%	0.07%	(0.38)%	(0.21)%		(0.27)%
Portfolio turnover rate(f)	39%		59%	53%	64%	58%		30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 23

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023		2022(a)		2021(a)	2020(a)		2019(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.51		$21.86		$35.44		$33.72	$38.88		$59.08
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(c)	(0.09	)(c)	(0.20	)(c)	(0.36)	(0.28	)(c)	(0.44)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.63		1.44		(5.20)		16.00	2.76		(4.92)
Total from investment operations	4.57		1.35		(5.40)		15.64	2.48		(5.36)
Less Dividends and Distributions:
Dividends from net investment income	-		-		(0.08)		-	-		(0.04)
Distributions from net realized gains	-		(0.70)		(8.10)		(13.92)	(7.64)		(14.80)
Total dividends and distributions	-		(0.70)		(8.18)		(13.92)	(7.64)		(14.84)
Net asset value, end of period	$27.08		$22.51		$21.86		$35.44	$33.72		$38.88
Total Return(d):	20.30%		6.04%		(21.10)%		57.01%	6.54%		(6.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,063		$10,334		$13,646		$21,421	$21,468		$34,527
Average net assets (000)	$10,349		$12,652		$18,021		$23,032	$26,313		$51,231
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.01	%(f)	1.97%		1.91%		1.88%	1.89%		1.86%
Expenses before waivers and/or expense reimbursement	2.01	%(f)	1.97%		1.91%		1.88%	1.89%		1.86%
Net investment income (loss)	(0.46	)%(f)	(0.38)%		(0.72)%		(1.11)%	(0.89)%		(1.03)%
Portfolio turnover rate(g)	39%		59%		53%		64%	58%		30%

(a)

The Fund had a 4 to 1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 7 in the Notes to Financial Statements). The net asset value reported at the original dates prior to the reverse stock split were $8.86, $8.43 and $9.72 for the years ended September 30, 2021, 2020 and 2019, respectively.

(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2024		2023	2022		2021	2020		2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.70		$15.35	$27.07		$19.92	$20.40		$26.10
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	(0.03	)(b)	(0.14)	(0.08	)(b)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.23		1.01	(3.51)		10.77	1.51		(1.90)
Total from investment operations	3.25		1.05	(3.54)		10.63	1.43		(1.99)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		-	(0.08)		-	-		(0.01)
Distributions from net realized gains	-		(0.70)	(8.10)		(3.48)	(1.91)		(3.70)
Total dividends and distributions	(0.05)		(0.70)	(8.18)		(3.48)	(1.91)		(3.71)
Net asset value, end of period	$18.90		$15.70	$15.35		$27.07	$19.92		$20.40
Total Return(c):	20.75%		6.67%	(20.65)%		57.95%	7.12%		(6.07)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$123,297		$108,534	$111,936		$161,790	$135,920		$138,754
Average net assets (000)	$112,665		$117,113	$142,659		$164,085	$133,107		$149,385
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.32	%(e)	1.33%	1.33%		1.33%	1.35%		1.34%
Expenses before waivers and/or expense reimbursement	1.57	%(e)	1.58%	1.58%		1.58%	1.60%		1.59%
Net investment income (loss)	0.23	%(e)	0.24%	(0.13)%		(0.58)%	(0.43)%		(0.46)%
Portfolio turnover rate(f)	39%		59%	53%		64%	58%		30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 25

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.00		$19.31	$31.93	$22.88	$23.05	$28.94
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.10	(0.01)	0.04	- (b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.11		1.27	(4.54)	12.54	1.70	(2.06)
Total from investment operations	4.19		1.43	(4.44)	12.53	1.74	(2.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.04)	(0.08)	-	-	(0.13)
Distributions from net realized gains	-		(0.70)	(8.10)	(3.48)	(1.91)	(3.70)
Total dividends and distributions	(0.11)		(0.74)	(8.18)	(3.48)	(1.91)	(3.83)
Net asset value, end of period	$24.08		$20.00	$19.31	$31.93	$22.88	$23.05
Total Return(c):	21.04%		7.28%	(20.23)%	58.79%	7.69%	(5.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$438,807		$363,373	$371,658	$480,732	$493,395	$775,200
Average net assets (000)	$388,460		$398,223	$450,927	$527,437	$589,620	$1,156,293
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.81	%(e)	0.81%	0.81%	0.81%	0.82%	0.82%
Expenses before waivers and/or expense reimbursement	0.81	%(e)	0.81%	0.81%	0.81%	0.82%	0.82%
Net investment income (loss)	0.75	%(e)	0.78%	0.41%	(0.05)%	0.18%	0.02%
Portfolio turnover rate(f)	39%		59%	53%	64%	58%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2024		2023	2022	2021	2020		2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.84		$18.26	$30.70	$22.18	$22.48		$28.24
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.07	0.01	(0.12)	(0.03	)(b)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.87		1.21	(4.27)	12.12	1.64		(1.97)
Total from investment operations	3.91		1.28	(4.26)	12.00	1.61		(2.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		-	(0.08)	-	-		(0.03)
Distributions from net realized gains	-		(0.70)	(8.10)	(3.48)	(1.91)		(3.70)
Total dividends and distributions	(0.06)		(0.70)	(8.18)	(3.48)	(1.91)		(3.73)
Net asset value, end of period	$22.69		$18.84	$18.26	$30.70	$22.18		$22.48
Total Return(c):	20.79%		6.87%	(20.53)%	58.24%	7.28%		(5.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,667		$12,746	$4,889	$5,582	$6,179		$8,925
Average net assets (000)	$16,472		$9,212	$4,980	$6,623	$7,364		$8,935
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.18	%(e)	1.18%	1.18%	1.18%	1.18%		1.18%
Expenses before waivers and/or expense reimbursement	1.34	%(e)	1.40%	1.35%	1.28%	1.39%		1.42%
Net investment income (loss)	0.36	%(e)	0.38%	0.02%	(0.42)%	(0.14)%		(0.26)%
Portfolio turnover rate(f)	39%		59%	53%	64%	58%		30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 27

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.17		$18.54	$31.00	$22.32	$22.55	$28.41
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.13	0.08	(0.04)	0.04	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.93		1.21	(4.36)	12.20	1.64	(2.05)
Total from investment operations	4.00		1.34	(4.28)	12.16	1.68	(2.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.01)	(0.08)	-	-	(0.10)
Distributions from net realized gains	-		(0.70)	(8.10)	(3.48)	(1.91)	(3.70)
Total dividends and distributions	(0.09)		(0.71)	(8.18)	(3.48)	(1.91)	(3.80)
Net asset value, end of period	$23.08		$19.17	$18.54	$31.00	$22.32	$22.55
Total Return(b):	20.96%		7.13%	(20.34)%	58.59%	7.58%	(5.71)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,431		$2,046	$724	$680	$1,655	$4,107
Average net assets (000)	$2,889		$1,982	$751	$1,569	$2,153	$3,334
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.93	%(d)	0.93%	0.93%	0.93%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	1.13	%(d)	1.27%	1.81%	1.37%	1.61%	1.49%
Net investment income (loss)	0.63	%(d)	0.64%	0.34%	(0.16)%	0.19%	(0.05)%
Portfolio turnover rate(e)	39%		59%	53%	64%	58%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.49		$18.83	$31.30	$22.46	$22.64	$28.51
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.18	0.12	0.01 (b)	0.05	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.00		1.24	(4.41)	12.31	1.68	(2.05)
Total from investment operations	4.09		1.42	(4.29)	12.32	1.73	(2.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.06)	(0.08)	-	-	(0.16)
Distributions from net realized gains	-		(0.70)	(8.10)	(3.48)	(1.91)	(3.70)
Total dividends and distributions	(0.13)		(0.76)	(8.18)	(3.48)	(1.91)	(3.86)
Net asset value, end of period	$23.45		$19.49	$18.83	$31.30	$22.46	$22.64
Total Return(c):	21.15%		7.38%	(20.17)%	59.03%	7.78%	(5.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,154,004		$1,801,978	$1,645,815	$914,526	$580,309	$761,160
Average net assets (000)	$1,922,389		$1,850,578	$950,556	$758,747	$613,233	$1,011,193
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.69%	(e)	0.69%	0.70%	0.69%	0.70%	0.69%
Expenses before waivers and/or expense reimbursement	0.69%	(e)	0.69%	0.70%	0.69%	0.70%	0.69%
Net investment income (loss)	0.86%	(e)	0.89%	0.49%	0.05%	0.26%	0.18%
Portfolio turnover rate(f)	39%		59%	53%	64%	58%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund 29

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Small Company Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Small Company Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Small Company Fund 31

Notes to Financial Statements (unaudited) (continued)

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or

PGIM Jennison Small Company Fund 33

Notes to Financial Statements (unaudited) (continued)

loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.70% to $1 billion of average daily net assets;	0.67%

0.65% over $1 billion of average daily net assets

The Manager has contractually agreed, through January 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R2	1.18

R4	0.93

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Small Company Fund 35

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.30%	N/A%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the reporting period ended March 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$71,845	$—

C	—	1,287

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$1,080,180,394	$1,165,065,723

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(1)(wb)
$73,971,470	$459,030,624	$421,632,457	$ —	$ —	$111,369,637	111,369,637	$2,777,930

PGIM Institutional Money Market Fund (7-day effective yield 5.664%)(1)(b)(wb)
288,634,980	581,269,653	626,493,327	(17,744)	58,358	243,451,920	243,573,706	469,637(2)
$362,606,450	$1,040,300,277	$1,048,125,784	$(17,744)	$58,358	$354,821,557		$3,247,567

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Small Company Fund 37

Notes to Financial Statements (unaudited) (continued)

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$2,766,731,761	$767,548,840	$(73,127,634)	$694,421,206

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of September 30, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$29,423,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

There are 1,250,000,000 shares of common stock authorized, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are further classified and designated as follows:

Class	Number of Shares

A	200,000,000

B	10,000,000

C	50,000,000

R	175,000,000

Z	365,000,000

T	75,000,000

R2	75,000,000

R4	75,000,000

R6	225,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	37,325	0.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	61.6

PGIM Jennison Small Company Fund 39

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2024:
Shares sold	932,307	$16,800,876
Shares issued in reinvestment of dividends and distributions	90,120	1,600,536
Shares purchased	(2,151,147)	(39,423,651)
Net increase (decrease) in shares outstanding before conversion	(1,128,720)	(21,022,239)
Shares issued upon conversion from other share class(es)	85,611	1,568,451
Shares purchased upon conversion into other share class(es)	(85,972)	(1,575,624)
Net increase (decrease) in shares outstanding	(1,129,081)	$(21,029,412)

Year ended September 30, 2023:
Shares sold	1,076,895	$19,039,589
Shares issued in reinvestment of dividends and distributions	993,234	17,312,068
Shares purchased	(4,506,516)	(79,409,828)
Net increase (decrease) in shares outstanding before conversion	(2,436,387)	(43,058,171)
Shares issued upon conversion from other share class(es)	248,823	4,411,917
Shares purchased upon conversion into other share class(es)	(129,013)	(2,270,801)
Net increase (decrease) in shares outstanding	(2,316,577)	$(40,917,055)

Class C
Six months ended March 31, 2024:
Shares sold	48,093	$1,197,546
Shares purchased	(44,713)	(1,073,010)
Net increase (decrease) in shares outstanding before conversion	3,380	124,536
Shares purchased upon conversion into other share class(es)	(53,947)	(1,318,613)
Net increase (decrease) in shares outstanding	(50,567)	$(1,194,077)

Year ended September 30, 2023:
Shares sold	67,263	$1,598,084
Shares issued in reinvestment of dividends and distributions	16,633	390,036
Shares purchased	(111,426)	(2,655,521)
Net increase (decrease) in shares outstanding before conversion	(27,530)	(667,401)
Shares purchased upon conversion into other share class(es)	(137,578)	(3,255,277)
Net increase (decrease) in shares outstanding	(165,108)	$(3,922,678)

Share Class	Shares	Amount

Class R
Six months ended March 31, 2024:
Shares sold	152,572	$2,735,484
Shares issued in reinvestment of dividends and distributions	20,735	343,571
Shares purchased	(560,777)	(9,560,486)
Net increase (decrease) in shares outstanding	(387,470)	$(6,481,431)

Year ended September 30, 2023:
Shares sold	450,272	$7,265,863
Shares issued in reinvestment of dividends and distributions	306,849	4,995,494
Shares purchased	(1,138,500)	(18,701,366)
Net increase (decrease) in shares outstanding	(381,379)	$(6,440,009)

Class Z
Six months ended March 31, 2024:
Shares sold	3,531,541	$76,651,362
Shares issued in reinvestment of dividends and distributions	88,375	1,862,066
Shares purchased	(3,618,247)	(78,251,069)
Net increase (decrease) in shares outstanding before conversion	1,669	262,359
Shares issued upon conversion from other share class(es)	80,823	1,748,681
Shares purchased upon conversion into other share class(es)	(26,860)	(582,254)
Net increase (decrease) in shares outstanding	55,632	$1,428,786

Year ended September 30, 2023:
Shares sold	5,281,512	$111,185,345
Shares issued in reinvestment of dividends and distributions	621,949	12,837,032
Shares purchased	(6,975,612)	(146,343,226)
Net increase (decrease) in shares outstanding before conversion	(1,072,151)	(22,320,849)
Shares issued upon conversion from other share class(es)	111,057	2,302,481
Shares purchased upon conversion into other share class(es)	(115,169)	(2,419,635)
Net increase (decrease) in shares outstanding	(1,076,263)	$(22,438,003)

Class R2
Six months ended March 31, 2024:
Shares sold	285,093	$5,560,079
Shares issued in reinvestment of dividends and distributions	2,532	50,330
Shares purchased	(97,486)	(1,976,456)
Net increase (decrease) in shares outstanding	190,139	$3,633,953

Year ended September 30, 2023:
Shares sold	535,948	$10,569,822
Shares issued in reinvestment of dividends and distributions	9,762	190,361
Shares purchased	(135,699)	(2,649,702)
Net increase (decrease) in shares outstanding before conversion	410,011	8,110,481
Shares purchased upon conversion into other share class(es)	(1,118)	(21,326)
Net increase (decrease) in shares outstanding	408,893	$8,089,155

PGIM Jennison Small Company Fund 41

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R4
Six months ended March 31, 2024:
Shares sold	76,365	$1,479,984
Shares issued in reinvestment of dividends and distributions	141	2,847
Shares purchased	(34,553)	(706,169)
Net increase (decrease) in shares outstanding	41,953	$776,662

Year ended September 30, 2023:
Shares sold	156,995	$3,165,197
Shares issued in reinvestment of dividends and distributions	836	16,566
Shares purchased	(90,167)	(1,851,688)
Net increase (decrease) in shares outstanding	67,664	$1,330,075

Class R6
Six months ended March 31, 2024:
Shares sold	7,344,943	$154,832,370
Shares issued in reinvestment of dividends and distributions	561,965	11,531,518
Shares purchased	(8,530,066)	(177,193,388)
Net increase (decrease) in shares outstanding before conversion	(623,158)	(10,829,500)
Shares issued upon conversion from other share class(es)	7,573	166,371
Shares purchased upon conversion into other share class(es)	(319)	(7,012)
Net increase (decrease) in shares outstanding	(615,904)	$(10,670,141)

Year ended September 30, 2023:
Shares sold	18,485,581	$376,902,820
Shares issued in reinvestment of dividends and distributions	3,301,549	66,328,116
Shares purchased	(16,761,496)	(341,491,922)
Net increase (decrease) in shares outstanding before conversion	5,025,634	101,739,014
Shares issued upon conversion from other share class(es)	72,176	1,465,444
Shares purchased upon conversion into other share class(es)	(10,961)	(212,803)
Net increase (decrease) in shares outstanding	5,086,849	$102,991,655

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Capital share activity referenced in the Statement of Changes in Net Assets and in Note 7, as well as per share data in the Financial Highlights for Class C shares have been retroactively adjusted to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of

PGIM Jennison Small Company Fund 43

Notes to Financial Statements (unaudited) (continued)

economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the

Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually

PGIM Jennison Small Company Fund 45

Notes to Financial Statements (unaudited) (continued)

engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Small Company Fund 47

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Small Company Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON SMALL COMPANY FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PGOAX	PSCCX	JSCRX	PSCZX	PSCHX	PSCJX	PJSQX

CUSIP	74441N101	74441N309	74441N507	74441N408	74441N861	74441N853	74441N887

MF109E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits
(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2024